Annual Total Returns - Fidelity New York Municipal Income Fund [BarChart] - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-15 - Fidelity New York Municipal Income Fund - Fidelity Advisor New York Municipal Income Fund: Class A
Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	6.21%
Annual Return 2013	(3.27%)
Annual Return 2014	9.07%
Annual Return 2015	3.32%
Annual Return 2016	(0.19%)
Annual Return 2017	4.96%
Annual Return 2018	0.15%
Annual Return 2019	7.46%
Annual Return 2020	3.73%
Annual Return 2021	2.43%